Other Operating Income (Expenses), Net - Summary of Other Operating Income (Expenses), Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment, net	$ 20,271		$ 14,274	$ 132,777
Impairment loss on property, plant and equipment	(9,938)			(956)
Gain on disposal of scrapped materials	43,652		59,380	27,940
Gain on disposal of items purchased on behalf of others	15,080		31,268	26,417
Royalty income	12,336		43,224	11,998
Insurance compensation income	10,435		147	486,858
Others	1,092		(779)	7,800
Other operating income (expenses), net	$ 92,928	$ 3,107	$ 147,514	$ 692,834